Recovery of Erroneously Awarded Compensation - Restatement Determination Date [Axis]: 2024-12-31	12 Months Ended
Dec. 31, 2024
Erroneously Awarded Compensation Recovery [Table]
Erroneous Compensation Analysis [Text Block]	The policy generally provides that we will seek to recover any incentive-based compensation erroneously awarded to any current or former executive officer due to material noncompliance with any financial reporting requirement under the securities laws during the three completed fiscal years immediately preceding the date we determine that an accounting restatement is required.
Restatement Does Not Require Recovery [Text Block]	We recently adopted a written compensation recovery policy in accordance with applicable Nasdaq rules, a copy of which is filed as an exhibit to this Annual Report on Form 10-K.